Fees Summary	Mar. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,458,000.00
Previously Paid Amount	0.00
Total Fee Amount	201.35
Total Offset Amount	0.00
Net Fee	201.35
Narrative - Max Aggregate Offering Price	$ 1,458,000.00
Final Prospectus	true